Income Taxes - Schedule of Net Changes in the Total Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Abstract]
Balance at beginning of year	$ 2,473,359	$ 1,907,486
Additions during the year	444,846	565,873
Balance at the end of year	$ 2,918,205	$ 2,473,359